Dividend income	12 Months Ended
Dec. 31, 2019
Dividend income Abstract
Dividend income
Dividend income
Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.
The detail of Income from dividends as follows:

Million euros
	2019	2018*	2017
Dividend income classified as:
Financial assets held for trading	388	241	234
Non-trading financial assets mandatorily at fair value through profit or loss	34	23
Financial assets available-for-sale			150
Financial assets at fair value through other comprehensive income	111	106
	533	370	384

*	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).